Loss per share - Summary of Basic and Diluted Loss Per Share (Heidmar Maritime Holdings Corp.) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Line Items]
Net loss for the period	$ (19,758,486)	$ 1,870,881
Weighted average shares outstanding basic:
Weighted-average shares outstanding discontinued operations common share , basic	57,993,297	57,102,588
Loss per share - Basic	$ (0.34)	$ 0.03
Loss per share - Diluted	$ (0.34)	$ 0.03